Accounts Payable and Accrued Liabilities - Narrative (Details) $ in Millions	12 Months Ended
Mar. 31, 2024 USD ($)
Related Party Transaction [Line Items]
Purchase obligation, to be paid, next five fiscal years	$ 53.9
Purchase obligation, due within one year	27.1
Related Party
Related Party Transaction [Line Items]
Payment for freight services	$ 36.6